Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 1,312
2020	4,840
2021	4,983
2022	5,130
2023	4,905
Thereafter	27,370
Total lease payments	$ 48,540